The JPM Pierpont Funds
60 State Street, Suite 1300
Boston, MA 02109
(617) 557-0700

December 23, 1997


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Dear Sir or Madam:

Re: The JPM Pierpont Funds (the "Registrant") (File Nos. 033-54632 and 811-07340) for The JPM Pierpont Disciplined Equity Fund and The JPM Pierpont U.S. Small Company Opportunities Fund (the "Funds") and The JPM Pierpont Funds Statement of Additional Information relating to the Funds dated December 17, 1997

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the prospectus for The JPM Pierpont Disciplined Equity Fund and the supplement to The JPM Pierpont U.S. Small Company Opportunities Fund and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of post-effective amendment No. 44 to the Registrant's registration statement on Form N-1A (File No. 033-54632) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement filed electronically on December 17, 1997 (Accession No. 0001042058-97-000016).

Please direct any comments or questions concerning this certification to the undersigned at (617) 557-0700.

Very truly yours,

THE JPM PIERPONT FUNDS


By:      /s/ Karen Jacoppo-Wood
         Karen Jacoppo-Wood
         Vice President and Assistant Secretary

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